Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Share
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Numerator:
Loss attributable to owners of the Company – basic	(37,432)	(19,945)	(57,745)
Loss attributable to owners of the Company – diluted	(37,432)	(19,945)	(57,745)
Shares (denominator):
Weighted average number of shares – basic	131,658,595	143,504,373	143,504,373
Weighted average number of shares – diluted	131,658,595	143,504,373	143,504,373
Loss per share – basic (RMB)	(0.28)	(0.14)	(0.40)
Loss per share – diluted (RMB) (Note i)	(0.28)	(0.14)	(0.40)